Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,436,000
Previously Paid Amount	0.00
Total Fee Amount	198.31
Total Offset Amount	0.00
Net Fee	198.31
Narrative - Max Aggregate Offering Price	$ 1,436,000
Final Prospectus	true